UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Indian Creek Asset Management LLC
Address:          19950 Country Club Drive, Floor 8
                  Aventura, Florida 33180

13F File Number:  _______________

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all
          required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles R. Holzer
Title:  Managing Director
Phone:  (212) 957-1000

Signature, Place, and Date of Signing:

/s/ Charles R. Holzer
-----------------------------------------------------
(Signature)

New York, New York
-----------------------------------------------------
(City, State)

February 8, 2007
-----------------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                                          FORM 13F Summary Page

                                             Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $122,845 (thousands)

List of Other Included Managers:

         None

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QTR ENDED: 12/31/06
                                                                        FORM 13F                                  (SEC USE ONLY)

                                                 Name of Reporting Manager:  Indian Creek Asset Management LLC

NAME OF ISSUER                          TITLE OF      CUSIP      VALUE    SHARES/  SH/  PUT/   INVEST    OTHER     VOTING AUTHORITY
                                        CLASS                  (x$1000)   PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE  SHARED  NONE

ALPHARMA INC CMN CLASS                  COM         020813101    7,980     331,127  SH          Sole              331,127
APOLLO GROUP CLASS A COMMON STOCK       COM         037604105    9,218     236,529  SH          Sole              236,529
ASPREVA PHARMACEUTICALS CORP CMN        COM         04538T109    2,874     140,000  SH          Sole              140,000
ASTEC INDUSTRIES INC CMN                COM         046224101    9,804     279,329  SH          Sole              279,329
CERADYNE INC CALIF CMN                  COM         156710105    9,230     163,357  SH          Sole              163,357
COGENT, INC. CMN                        COM         19239Y108    8,233     747,799  SH          Sole              747,799
ESS TECHNOLOGY INC CMN                  COM         269151106      570     553,300  SH          Sole              553,300
GEORGIA GULF CORP NEW CMN               COM         373200203    6,538     338,573  SH          Sole              338,573
CALL/GGC(GGCEF) @ 30    EXP05/19/2007   COM         373200203       13       1,000  SH   CALL   Sole                1,000
GUITAR CENTER, INC. CMN                 COM         402040109    7,734     170,122  SH          Sole              170,122
HORIZON OFFSHORE INC CMN                COM         44043J204    5,656     347,015  SH          Sole              347,015
MIRANT CORPORATION CMN                  COM         60467R100   10,383     328,879  SH          Sole              328,879
CALL/MIR(ZODAG) @ 35    EXP01/17/2009   COM         60467R100      996       2,728  SH   CALL   Sole                2,728
NATIONAL R.V. HLDGS INC CMN             COM         637277104      369     100,000  SH          Sole              100,000
PALM INC CMN                            COM         696643105    8,508     603,801  SH          Sole              603,801
PIONEER DRILLING CO. CMN                COM         723655106    4,989     375,696  SH          Sole              375,696
SUNOCO INC CMN                          COM         86764P109    3,492      56,000  SH          Sole               56,000
TENNECO INC CMN                         COM         880349105    8,635     349,308  SH          Sole              349,308
TITAN INTERNATIONAL INC (NEW) CMN       COM         88830M102    6,180     306,719  SH          Sole              306,719
WABTEC CORP CMN                         COM         929740108   11,443     376,676  SH          Sole              376,676

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